Prepaid Expenses and Other Current Assets, Net	12 Months Ended
May 31, 2018
Text Block [Abstract]
Prepaid Expenses and Other Current Assets, Net
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Prepaid rent	44,746	56,531
Advances to suppliers	29,358	43,913
Interest receivable	14,005	23,647
Rental deposits	8,355	10,953
Staff advances (a)	2,514	9,544
Receivable from exercise of options/NES	—	7,300
Prepaid advertising fees	4,235	6,917
Receivable from third parties’ platforms	3,211	5,967
VAT recoverable	2,305	3,493
Deposits of advertising and decoration	1,411	3,342
Prepaid property taxes and other taxes	947	212
Others (b)	8,905	11,190
Less: allowance for other receivables	(595)	(914)

	119,397	182,095

(a)	Staff advances were provided to staff for traveling and related use which are expensed as incurred.
(b)	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.